UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Fox Point Capital Management LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 28-12128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott Schweitzer
Title:  Chief Financial Officer
Phone:  (212) 984-2373


Signature, Place and Date of Signing:


/s/ Scott Schweitzer             New York, New York         February 13, 2008
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total:   $807,059
                                         (thousands)


List of Other Included Managers:  None


                                                     FORM 13F INFORMATION TABLE
                                                  Fox Point Capital Management LLC
                                                          December 31, 2007

                               TITLE OF                      VALUE        SHRS O   SH/ PUT/   INVSMT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)      PRN AM   PRN CALL   DSCRTN   MGRS     SOLE    SHARED  NONE

AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   27,626       450,000   SH          Sole             450,000
APPLE INC                      COM              037833100   59,424       300,000   SH          Sole             300,000
BAIDU COM INC                  SPON ADR REP A   056752108   19,490        50,000   SH          Sole              50,000
BERKSHIRE HATHAWAY INC DEL     CL A             084670108   14,160           100   SH          Sole                 100
BEST BUY INC                   COM              086516101   13,163       250,000   SH          Sole             250,000
CHINA SUNERGY CO LTD           SPON ADR         16942X104    5,204       315,000   SH          Sole             315,000
CLEARWIRE CORP                 CL A             185385309    1,714       125,000   SH          Sole             125,000
DECKERS OUTDOOR CORP           COM              243537107   38,765       250,000   SH          Sole             250,000
DEERE & CO                     COM              244199105   23,280       250,000   SH          Sole             250,000
GOOGLE INC                     CL A             38259P508   34,574        50,000   SH          Sole              50,000
IHS INC                        CL A             451734107   24,224       400,000   SH          Sole             400,000
INTERACTIVE BROKERS GROUP IN   COM              45841N107   40,400     1,250,000   SH          Sole           1,250,000
INTEROIL CORP                  COM              460951106    1,445        75,000   SH          Sole              75,000
ISHARES SILVER TRUST           ISHARES          46428Q109   18,371       125,000   SH          Sole             125,000
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107   17,453       250,000   SH          Sole             250,000
LDK SOLAR CO LTD               SPONSORED ADR    50183L107   24,680       525,000   SH          Sole             525,000
MBIA INC                       COM              55262C100   11,644       625,000   SH          Sole             625,000
MASTERCARD INC                 CL A             57636Q104   43,040       200,000   SH          Sole             200,000
MCCLATCHY CO                   CL A             579489105    1,878       150,000   SH          Sole             150,000
MONSANTO CO NEW                COM              61166W101   27,923       250,000   SH          Sole             250,000
MOSAIC CO                      COM              61945A107    9,434       100,000   SH          Sole             100,000
NATIONAL FUEL GAS CO N J       COM              636180101    3,501        75,000   SH          Sole              75,000
NATIONAL OILWELL VARCO INC     COM              637071101   18,365       250,000   SH          Sole             250,000
NIKE INC                       CL B             654106103   32,120       500,000   SH          Sole             500,000
ONYX PHARMACEUTICALS INC       COM              683399109   27,810       500,000   SH          Sole             500,000
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109   20,800       500,000   SH          Sole             500,000
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408   11,524       100,000   SH          Sole             100,000
PRECISION CASTPARTS CORP       COM              740189105   34,675       250,000   SH          Sole             250,000
RADIAN GROUP INC               COM              750236101    2,336       200,000   SH          Sole             200,000
RESEARCH IN MOTION LTD         COM              760975102   48,195       425,000   SH          Sole             425,000
SOLARFUN POWER HOLDINGS CO L   SPONSORED ADR    83415U108    8,979       275,000   SH          Sole             275,000
STREETTRACKS GOLD TR           GOLD SHS         863307104   41,230       500,000   SH          Sole             500,000
TRANSDIGM GROUP INC            COM              893641100   32,748       725,000   SH          Sole             725,000
ULTRA PETROLEUM CORP           COM              903914109   44,688       625,000   SH          Sole             625,000
XINYUAN REAL ESTATE CO LTD     SPONS ADR        98417P105    2,846       200,000   SH          Sole             200,000
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103   19,350       500,000   SH          Sole             500,000


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